SCHEDULE OF FINANCIAL LIABILITY (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Warrant liabilities, net of debt issuance costs	$ 626,788	$ 482,219